UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Dreman Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 100.0%
Consumer Discretionary 8.7%
Household Durables 1.3%
Whirlpool Corp.	41,350	2,592,232
Leisure Equipment & Products 1.9%
Mattel, Inc. (a)	131,920	3,544,690
Multiline Retail 1.5%
Big Lots, Inc.*	83,430	2,828,277
Specialty Retail 4.0%
Best Buy Co., Inc. (a)	100,805	2,579,600
Staples, Inc.	171,320	2,525,257
The Gap, Inc.	151,000	2,494,520

		7,599,377
Consumer Staples 7.5%
Beverages 1.4%
Molson Coors Brewing Co. "B" (a)	62,450	2,732,187
Food & Staples Retailing 1.3%
SUPERVALU, Inc. (a)	299,220	2,384,783
Food Products 1.2%
Dean Foods Co.*	254,340	2,197,498
Household Products 1.7%
Energizer Holdings, Inc.*	43,420	3,277,342
Tobacco 1.9%
Lorillard, Inc.	32,750	3,649,005
Energy 11.4%
Energy Equipment & Services 4.3%
Ensco PLC (ADR)	63,050	3,042,793
McDermott International, Inc.*	199,920	2,876,849
Transocean Ltd.	41,810	2,342,196

		8,261,838
Oil, Gas & Consumable Fuels 7.1%
Arch Coal, Inc.	94,940	1,928,231
Chesapeake Energy Corp.	96,002	3,109,505
Nexen, Inc.	137,310	2,931,568
Ultra Petroleum Corp.* (a)	74,396	2,492,266
Valero Energy Corp. (a)	128,480	2,919,066

		13,380,636
Financials 23.8%
Capital Markets 2.9%
Ameriprise Financial, Inc.	62,940	2,876,358
Apollo Investment Corp.	283,314	2,575,324

		5,451,682
Commercial Banks 4.3%
Comerica, Inc. (a)	94,750	2,424,653
Fifth Third Bancorp.	269,260	2,859,541
SunTrust Banks, Inc.	143,990	2,865,401

		8,149,595
Consumer Finance 1.5%
Discover Financial Services	109,172	2,746,768
Diversified Financial Services 1.6%
The NASDAQ OMX Group, Inc.*	129,760	3,074,014
Insurance 5.5%
Allstate Corp. (a)	106,000	2,780,380
Axis Capital Holdings Ltd.	99,240	2,844,218
Hartford Financial Services Group, Inc.	126,149	2,414,492
Lincoln National Corp. (a)	115,430	2,395,173

		10,434,263
Real Estate Investment Trusts 7.0%
Duke Realty Corp. (REIT)	256,924	3,049,688
Hospitality Properties Trust (REIT)	144,030	3,381,824
Mack-Cali Realty Corp. (REIT)	104,390	3,251,748
Senior Housing Properties Trust (REIT)	150,535	3,581,228

		13,264,488
Thrifts & Mortgage Finance 1.0%
Hudson City Bancorp., Inc. (a)	318,165	1,975,805
Health Care 8.6%
Biotechnology 1.0%
Biogen Idec, Inc.*	20,540	1,934,868
Health Care Equipment & Supplies 1.5%
Zimmer Holdings, Inc.* (a)	50,720	2,885,461
Health Care Providers & Services 3.0%
CIGNA Corp.	62,170	2,905,826
Omnicare, Inc.	93,365	2,773,874

		5,679,700
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.*	80,430	2,965,454
Pharmaceuticals 1.5%
Forest Laboratories, Inc.*	80,820	2,767,277
Industrials 12.6%
Aerospace & Defense 2.7%
L-3 Communications Holdings, Inc.	42,970	2,914,225
Northrop Grumman Corp.	39,930	2,180,977

		5,095,202
Commercial Services & Supplies 3.0%
Pitney Bowes, Inc. (a)	138,080	2,804,405
R.R. Donnelley & Sons Co.	183,210	2,793,952

		5,598,357
Construction & Engineering 1.4%
URS Corp.*	77,130	2,704,949
Electrical Equipment 1.2%
General Cable Corp.*	74,481	2,245,602
Machinery 2.7%
Ingersoll-Rand PLC	91,700	3,072,867
Oshkosh Corp.*	104,760	2,065,867

		5,138,734
Road & Rail 1.6%
Norfolk Southern Corp.	44,370	3,002,962
Information Technology 13.7%
Communications Equipment 1.5%
Harris Corp. (a)	69,070	2,786,974
Computers & Peripherals 3.1%
Lexmark International, Inc. "A"* (a)	89,907	2,873,428
NCR Corp.*	172,474	2,971,727

		5,845,155
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.*	88,640	2,765,568
IT Services 4.3%
Computer Sciences Corp.	70,680	2,167,049
Fiserv, Inc.*	56,550	3,157,186
Western Union Co.	168,440	2,782,629

		8,106,864
Software 3.4%
Symantec Corp.*	191,101	3,277,382
Synopsys, Inc.*	122,602	3,172,940

		6,450,322
Materials 7.8%
Chemicals 1.6%
Agrium, Inc.	36,408	3,129,632
Containers & Packaging 2.6%
Owens-Illinois, Inc.*	110,010	2,083,589
Rock-Tenn Co. "A"	52,380	2,811,235

		4,894,824
Metals & Mining 3.6%
Nucor Corp.	66,950	2,415,556
Yamana Gold, Inc.	276,240	4,367,354

		6,782,910
Utilities 5.9%
Electric Utilities 4.0%
American Electric Power Co., Inc.	96,420	3,724,705
PPL Corp. (a)	131,215	3,789,489

		7,514,194
Multi-Utilities 1.9%
Ameren Corp.	120,790	3,655,105

Total Common Stocks (Cost $192,936,035)		189,494,594
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $5,679,520)	5,679,520	5,679,520
Cash Equivalents 0.1%
Central Cash Management Fund, 0.09% (b) (Cost $132,291)	132,291	132,291

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,747,846) †	103.1	195,306,405
Other Assets and Liabilities, Net	(3.1)	(5,816,756)

Net Assets	100.0	189,489,649

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $199,079,825.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $3,773,420.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,200,256 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,973,676.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $5,683,292, which is 3.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$189,494,594	$—	$—	$189,494,594
Short-Term Investments(d)	5,811,811	—	—	5,811,811
Total	$195,306,405	$—	$—	$195,306,405

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011